Events occurring after the reporting period (Details) - GBP (£)	1 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2020	Oct. 23, 2020	Jun. 30, 2020	Jun. 30, 2019	Oct. 14, 2020
Events occurring after the reporting date
Net book value of disposals of intangible assets			£ 52,065,000	£ 8,540,000
Additions or extensions of intangible assets			185,134,000	106,911,000
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets			52,065,000	8,540,000
Additions or extensions of intangible assets			£ 182,936,000	£ 103,326,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs		£ 6,531,000
Net book value of disposals of intangible assets		13,519,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable		8,049,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets		101,312,000
Sell-on fees and contingent consideration payable		£ 4,224,000
Due term of payments		5 years
Extension of sponsor agreement | General Motors (Chevrolet)
Events occurring after the reporting date
Extension period of sponsor agreement	6 months
Entering into new revolving facility agreement | Manchester United Football Club Limited | Maximum
Events occurring after the reporting date
Principal amount / Notional amount					£ 50,000,000